SHARE CAPITAL: (Schedule of Assumptions Used to Estimate Fair Value) (Details)	6 Months Ended
Jun. 30, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 9.56
Expected volatility	59.52%
Risk-free interest rate	0.55%
Expected term	3 years 3 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 10.44
Expected volatility	70.48%
Risk-free interest rate	1.14%
Expected term	7 years